                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-00266

                           TRI-CONTINENTAL CORPORATION
               (Exact name of registrant as specified in charter)

50606 Ameriprise Financial Center, Minneapolis, Minnesota                55474
        (Address of principal executive offices)                      (Zip code)

   Scott R. Plummer - 5228 Ameriprise Financial Center, Minneapolis, MN 55474
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (612) 671-1947

Date of fiscal year end: 12/31

Date of reporting period: 9/30

PORTFOLIO OF INVESTMENTS -------------------------------------------------------

SEPT. 30, 2009 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN SECURITIES


COMMON STOCKS (99.6%)
ISSUER                                                 SHARES                VALUE(a)
AEROSPACE & DEFENSE (2.2%)
Boeing                                                  59,616             $3,228,206
General Dynamics                                        96,271              6,219,106
Goodrich                                                15,984                868,571
ITT                                                     18,839                982,454
Lockheed Martin                                         45,098              3,521,252
Northrop Grumman                                        59,209              3,064,066
Raytheon                                                37,910              1,818,543
United Technologies                                     21,912              1,335,098
                                                                      ---------------
Total                                                                      21,037,296
-------------------------------------------------------------------------------------

AIR FREIGHT & LOGISTICS (0.2%)
CH Robinson Worldwide                                   26,764(g)           1,545,621
FedEx                                                    4,668                351,127
                                                                      ---------------
Total                                                                       1,896,748
-------------------------------------------------------------------------------------

AUTO COMPONENTS (--%)
Johnson Controls                                        10,469(g)             267,588
-------------------------------------------------------------------------------------

AUTOMOBILES (0.1%)
Harley-Davidson                                         47,514              1,092,822
-------------------------------------------------------------------------------------

BEVERAGES (2.2%)
Brown-Forman Cl B                                       20,369(g)             982,193
Coca-Cola                                              191,183             10,266,527
Coca-Cola Enterprises                                   91,210              1,952,806
Pepsi Bottling Group                                    26,646                970,980
PepsiCo                                                105,966              6,215,966
                                                                      ---------------
Total                                                                      20,388,472
-------------------------------------------------------------------------------------

BIOTECHNOLOGY (0.8%)
Amgen                                                   71,779(b)           4,323,249
Biogen Idec                                             21,192(b)           1,070,620
Cephalon                                                31,037(b,g)         1,807,595
                                                                      ---------------
Total                                                                       7,201,464
-------------------------------------------------------------------------------------

BUILDING PRODUCTS (0.1%)
Masco                                                   68,608(g)             886,415
-------------------------------------------------------------------------------------

CAPITAL MARKETS (4.6%)
Bank of New York Mellon                                166,834              4,836,518
Franklin Resources                                       9,699                975,719
Goldman Sachs Group                                     98,380             18,136,354
Morgan Stanley                                         468,016(g)          14,452,334
State Street                                            61,120              3,214,912
WCAS Capital Partners II LP                          4,292,803(i)           1,622,679
                                                                      ---------------
Total                                                                      43,238,516
-------------------------------------------------------------------------------------

CHEMICALS (1.5%)
Air Products & Chemicals                                27,099              2,102,340
CF Inds Holdings                                         9,852                849,538
Dow Chemical                                           269,313              7,020,991
EI du Pont de Nemours & Co                              70,716(g)           2,272,812
PPG Inds                                                26,162              1,522,890
                                                                      ---------------
Total                                                                      13,768,571
-------------------------------------------------------------------------------------

COMMERCIAL BANKS (3.0%)
BB&T                                                    70,863(g)           1,930,308
Comerica                                                50,712(g)           1,504,625
Fifth Third Bancorp                                     98,736(g)           1,000,196
First Horizon Natl                                      74,911(b)             991,066
KeyCorp                                                123,471                802,562
Marshall & Ilsley                                      140,663              1,135,150
PNC Financial Services Group                           158,238(g)           7,688,784
SunTrust Banks                                         149,950(g)           3,381,373
Wells Fargo & Co                                       359,945             10,143,250
                                                                      ---------------
Total                                                                      28,577,314
-------------------------------------------------------------------------------------

COMMERCIAL SERVICES & SUPPLIES (0.3%)
Avery Dennison                                          27,121                976,627
Iron Mountain                                           27,654(b)             737,256
RR Donnelley & Sons                                     55,756              1,185,372
                                                                      ---------------
Total                                                                       2,899,255
-------------------------------------------------------------------------------------



See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
8  TRI-CONTINENTAL CORPORATION -- 2009 QUARTERLY REPORT

--------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)

COMMUNICATIONS EQUIPMENT (1.5%)
Cisco Systems                                          173,076(b)          $4,074,209
Motorola                                               406,815              3,494,541
QUALCOMM                                               137,914              6,203,372
                                                                      ---------------
Total                                                                      13,772,122
-------------------------------------------------------------------------------------

COMPUTERS & PERIPHERALS (8.0%)
Apple                                                  172,384(b)          31,954,823
Dell                                                   351,031(b)           5,356,733
Hewlett-Packard                                        110,964              5,238,610
IBM                                                    232,905(e)          27,857,767
Lexmark Intl Cl A                                       64,655(b,g)         1,392,669
NetApp                                                  42,759(b)           1,140,810
QLogic                                                   9,925(b,g)           170,710
Western Digital                                         78,329(b)           2,861,358
                                                                      ---------------
Total                                                                      75,973,480
-------------------------------------------------------------------------------------

CONSTRUCTION & ENGINEERING (0.1%)
Fluor                                                   25,350              1,289,048
-------------------------------------------------------------------------------------

CONSTRUCTION MATERIALS (0.1%)
Vulcan Materials                                        16,377(g)             885,504
-------------------------------------------------------------------------------------

CONSUMER FINANCE (0.8%)
American Express                                        29,059                985,100
Capital One Financial                                  110,776(g)           3,958,026
Discover Financial Services                             99,564              1,615,924
SLM                                                    129,265(b,g)         1,127,191
                                                                      ---------------
Total                                                                       7,686,241
-------------------------------------------------------------------------------------

DISTRIBUTORS (0.1%)
Genuine Parts                                           29,421              1,119,763
-------------------------------------------------------------------------------------

DIVERSIFIED CONSUMER SERVICES (0.5%)
Apollo Group Cl A                                       45,020(b)           3,316,624
H&R Block                                               77,095              1,417,006
                                                                      ---------------
Total                                                                       4,733,630
-------------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES (5.2%)
Bank of America                                      1,472,802             24,919,810
CIT Group                                              137,161(g)             165,965
Citigroup                                            2,617,393             12,668,182
IntercontinentalExchange                                14,207(b)           1,380,778
JPMorgan Chase & Co                                    236,534             10,364,920
                                                                      ---------------
Total                                                                      49,499,655
-------------------------------------------------------------------------------------

DIVERSIFIED TELECOMMUNICATION SERVICES (3.3%)
AT&T                                                   596,178             16,102,768
CenturyTel                                              36,445              1,224,552
Frontier Communications                                 80,589(g)             607,641
Qwest Communications Intl                              183,030(g)             697,344
Verizon Communications                                 415,670             12,582,331
                                                                      ---------------
Total                                                                      31,214,636
-------------------------------------------------------------------------------------

ELECTRIC UTILITIES (1.0%)
Edison Intl                                             29,772                999,744
FirstEnergy                                             39,287              1,796,202
Northeast Utilities                                     38,587                916,055
Pinnacle West Capital                                   30,607              1,004,522
Progress Energy                                         84,011(g)           3,281,469
Southern                                                56,269              1,782,039
                                                                      ---------------
Total                                                                       9,780,031
-------------------------------------------------------------------------------------

ELECTRICAL EQUIPMENT (0.2%)
Emerson Electric                                        43,778              1,754,623
Rockwell Automation                                      1,979(g)              84,305
                                                                      ---------------
Total                                                                       1,838,928
-------------------------------------------------------------------------------------

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS (1.0%)
Corning                                                403,276              6,174,155
Jabil Circuit                                           23,163                310,616
Tyco Electronics                                       121,885(c)           2,715,598
                                                                      ---------------
Total                                                                       9,200,369
-------------------------------------------------------------------------------------

ENERGY EQUIPMENT & SERVICES (1.9%)
Baker Hughes                                            67,743(g)           2,889,916
BJ Services                                             96,118              1,867,573
Diamond Offshore Drilling                               11,999(g)           1,146,144
ENSCO Intl                                              65,568(g)           2,789,263
Halliburton                                             40,690              1,103,513
Nabors Inds                                             63,575(b,c)         1,328,718
Natl Oilwell Varco                                      76,799(b,g)         3,312,340
Noble                                                   62,178(g)           2,360,277
Smith Intl                                              29,906                858,302
Weatherford Intl                                        11,912(b,c)           246,936
                                                                      ---------------
Total                                                                      17,902,982
-------------------------------------------------------------------------------------



                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
                         TRI-CONTINENTAL CORPORATION -- 2009 QUARTERLY REPORT  9

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)

FOOD & STAPLES RETAILING (1.1%)
SYSCO                                                   75,211             $1,868,993
Walgreen                                                82,882              3,105,589
Wal-Mart Stores                                         90,429              4,439,159
Whole Foods Market                                      36,853(b,g)         1,123,648
                                                                      ---------------
Total                                                                      10,537,389
-------------------------------------------------------------------------------------

FOOD PRODUCTS (0.9%)
Archer-Daniels-Midland                                 150,534              4,398,603
ConAgra Foods                                           57,717              1,251,305
Dean Foods                                              40,694(b)             723,946
Sara Lee                                                85,249                949,674
Tyson Foods Cl A                                        79,202              1,000,321
                                                                      ---------------
Total                                                                       8,323,849
-------------------------------------------------------------------------------------

GAS UTILITIES (0.2%)
Nicor                                                   24,521(g)             897,223
Questar                                                 22,473                844,086
                                                                      ---------------
Total                                                                       1,741,309
-------------------------------------------------------------------------------------

HEALTH CARE EQUIPMENT & SUPPLIES (0.8%)
Becton Dickinson & Co                                   27,125              1,891,969
Boston Scientific                                       97,433(b)           1,031,815
CareFusion                                              28,672(b)             625,050
Medtronic                                               59,523              2,190,446
St. Jude Medical                                        49,498(b)           1,930,917
                                                                      ---------------
Total                                                                       7,670,197
-------------------------------------------------------------------------------------

HEALTH CARE PROVIDERS & SERVICES (2.7%)
Aetna                                                   82,760              2,303,211
Cardinal Health                                         92,911              2,490,015
CIGNA                                                  125,553              3,526,784
Coventry Health Care                                    46,172(b,g)           921,593
Humana                                                  24,709(b)             921,646
Laboratory Corp of America Holdings                     12,563(b,g)           825,389
McKesson                                                39,454              2,349,486
Quest Diagnostics                                       31,680(g)           1,653,379
UnitedHealth Group                                     281,928              7,059,476
WellPoint                                               81,596(b)           3,864,387
                                                                      ---------------
Total                                                                      25,915,366
-------------------------------------------------------------------------------------

HOTELS, RESTAURANTS & LEISURE (1.5%)
McDonald's                                             153,102              8,737,531
Starbucks                                              242,514(b,g)         5,007,914
                                                                      ---------------
Total                                                                      13,745,445
-------------------------------------------------------------------------------------

HOUSEHOLD DURABLES (0.2%)
DR Horton                                               99,489(g)           1,135,169
Pulte Homes                                             81,133                891,652
                                                                      ---------------
Total                                                                       2,026,821
-------------------------------------------------------------------------------------

HOUSEHOLD PRODUCTS (0.4%)
Clorox                                                  19,549              1,149,872
Colgate-Palmolive                                       35,231              2,687,421
                                                                      ---------------
Total                                                                       3,837,293
-------------------------------------------------------------------------------------

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.1%)
Constellation Energy Group                              35,925              1,162,892
-------------------------------------------------------------------------------------

INDUSTRIAL CONGLOMERATES (2.8%)
General Electric                                     1,271,888             20,884,401
Textron                                                 66,356(g)           1,259,437
Tyco Intl                                              115,005(c)           3,965,372
                                                                      ---------------
Total                                                                      26,109,210
-------------------------------------------------------------------------------------

INSURANCE (5.2%)
AFLAC                                                   24,619              1,052,216
Allstate                                               353,880             10,835,805
Aon                                                     84,339              3,431,754
Assurant                                                28,410                910,825
Chubb                                                   59,901              3,019,609
Hartford Financial Services Group                       61,987(g)           1,642,656
Lincoln Natl                                            49,430(g)           1,280,731
MetLife                                                172,900              6,582,303
Principal Financial Group                               62,611(g)           1,714,915
Progressive                                            196,964(b)           3,265,663
Prudential Financial                                    31,793              1,586,789
Torchmark                                               41,023(g)           1,781,629
Travelers Companies                                    213,982             10,534,334
Unum Group                                              57,272              1,227,912
                                                                      ---------------
Total                                                                      48,867,141
-------------------------------------------------------------------------------------



See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
10  TRI-CONTINENTAL CORPORATION -- 2009 QUARTERLY REPORT

--------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)

INTERNET & CATALOG RETAIL (0.7%)
Amazon.com                                              62,858(b)          $5,868,423
Expedia                                                 41,043(b)             982,980
                                                                      ---------------
Total                                                                       6,851,403
-------------------------------------------------------------------------------------

INTERNET SOFTWARE & SERVICES (0.2%)
eBay                                                    72,729(b)           1,717,132
-------------------------------------------------------------------------------------

IT SERVICES (1.2%)
Affiliated Computer Services Cl A                       28,552(b)           1,546,662
Automatic Data Processing                               79,712              3,132,681
Cognizant Technology Solutions Cl A                     37,822(b)           1,462,199
Computer Sciences                                       29,428(b)           1,551,150
Fiserv                                                  20,080(b,g)           967,856
MasterCard Cl A                                         15,243(g)           3,081,372
                                                                      ---------------
Total                                                                      11,741,920
-------------------------------------------------------------------------------------

LEISURE EQUIPMENT & PRODUCTS (0.1%)
Mattel                                                  66,506              1,227,701
-------------------------------------------------------------------------------------

LIFE SCIENCES TOOLS & SERVICES (0.1%)
Life Technologies                                       22,582(b)           1,051,192
-------------------------------------------------------------------------------------

MACHINERY (1.1%)
Cummins                                                 26,032              1,166,494
Eaton                                                   30,441              1,722,656
Illinois Tool Works                                     67,069              2,864,517
Ingersoll-Rand                                         108,637(c,g)         3,331,897
PACCAR                                                  30,371(g)           1,145,290
                                                                      ---------------
Total                                                                      10,230,854
-------------------------------------------------------------------------------------

MEDIA (1.3%)
CBS Cl B                                               202,002              2,434,124
Gannett                                                 82,836(g)           1,036,278
News Corp Cl A                                         442,638              5,307,230
Viacom Cl B                                            137,269(b)           3,849,023
                                                                      ---------------
Total                                                                      12,626,655
-------------------------------------------------------------------------------------

METALS & MINING (1.7%)
Alcoa                                                  162,736(g)           2,135,096
Allegheny Technologies                                  24,486(g)             856,765
Freeport-McMoRan Copper & Gold                          84,494(g)           5,797,134
Newmont Mining                                          95,433              4,200,961
Nucor                                                   29,439(g)           1,383,927
United States Steel                                     30,531(g)           1,354,660
                                                                      ---------------
Total                                                                      15,728,543
-------------------------------------------------------------------------------------

MULTILINE RETAIL (1.1%)
Family Dollar Stores                                    71,498              1,887,547
JC Penney                                               29,136                983,340
Kohl's                                                  83,558(b)           4,766,984
Macy's                                                  65,125              1,191,136
Nordstrom                                               33,368(g)           1,019,059
Sears Holdings                                          11,412(b,g)           745,318
                                                                      ---------------
Total                                                                      10,593,384
-------------------------------------------------------------------------------------

MULTI-UTILITIES (0.9%)
Consolidated Edison                                     61,365(g)           2,512,283
PG&E                                                   101,954(g)           4,128,117
SCANA                                                   27,155(g)             947,710
Xcel Energy                                             66,717(g)           1,283,635
                                                                      ---------------
Total                                                                       8,871,745
-------------------------------------------------------------------------------------

OFFICE ELECTRONICS (0.1%)
Xerox                                                  123,011                952,105
-------------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (10.5%)
Apache                                                  14,688(g)           1,348,799
Chesapeake Energy                                       41,568              1,180,531
Chevron                                                768,328             54,113,340
ConocoPhillips                                         332,245             15,004,184
Hess                                                    53,467              2,858,346
Marathon Oil                                           236,306              7,538,161
Murphy Oil                                              34,239(g)           1,971,139
Noble Energy                                            20,977(g)           1,383,643
Occidental Petroleum                                    88,644              6,949,690
Peabody Energy                                          22,475(g)             836,520
Range Resources                                         20,203(g)             997,220
Sunoco                                                  24,149(g)             687,039
Tesoro                                                  44,673(g)             669,202
Valero Energy                                          207,889              4,030,968
                                                                      ---------------
Total                                                                      99,568,782
-------------------------------------------------------------------------------------



                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
                        TRI-CONTINENTAL CORPORATION -- 2009 QUARTERLY REPORT  11

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)

PHARMACEUTICALS (12.8%)
Abbott Laboratories                                     36,220             $1,791,803
Allergan                                                51,107              2,900,833
Bristol-Myers Squibb                                    72,690              1,636,979
Eli Lilly & Co                                          69,672              2,301,266
Forest Laboratories                                    114,465(b)           3,369,850
Johnson & Johnson                                      671,478             40,886,296
King Pharmaceuticals                                    64,212(b,g)           691,563
Merck & Co                                             396,929(g)          12,554,864
Mylan                                                   80,061(b,g)         1,281,777
Pfizer                                               2,293,822             37,962,755
Schering-Plough                                        352,988              9,971,911
Wyeth                                                  112,068              5,444,263
                                                                      ---------------
Total                                                                     120,794,160
-------------------------------------------------------------------------------------

ROAD & RAIL (--%)
Norfolk Southern                                         6,836                294,700
-------------------------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (3.0%)
Analog Devices                                          37,608              1,037,229
Broadcom Cl A                                           55,259(b)           1,695,899
Intel                                                  743,067             14,541,821
Linear Technology                                       28,598(g)             790,163
MEMC Electronic Materials                               75,552(b,g)         1,256,430
Microchip Technology                                    48,510(g)           1,285,515
Micron Technology                                      162,962(b)           1,336,288
NVIDIA                                                 142,105(b,g)         2,135,838
Texas Instruments                                      162,715              3,854,718
                                                                      ---------------
Total                                                                      27,933,901
-------------------------------------------------------------------------------------

SOFTWARE (3.1%)
BMC Software                                            17,722(b)             665,107
Intuit                                                  59,727(b)           1,702,220
Microsoft                                               61,794              1,599,847
Red Hat                                                 36,860(b)           1,018,810
Rovi                                                   590,649(b,g)        19,845,805
Symantec                                               214,023(b,g)         3,524,959
                                                                      ---------------
Total                                                                      28,356,748
-------------------------------------------------------------------------------------

SPECIALTY RETAIL (4.7%)
Abercrombie & Fitch Cl A                                42,922(g)           1,411,275
AutoNation                                              50,188(b,g)           907,399
AutoZone                                                 8,613(b)           1,259,393
Bed Bath & Beyond                                       36,849(b,g)         1,383,311
Best Buy                                                63,399(g)           2,378,730
Gap                                                    136,021              2,910,849
Home Depot                                           1,028,999             27,412,534
Lowe's Companies                                        63,968              1,339,490
O'Reilly Automotive                                     49,800(b,g)         1,799,772
Sherwin-Williams                                        60,838(g)           3,660,015
                                                                      ---------------
Total                                                                      44,462,768
-------------------------------------------------------------------------------------

TEXTILES, APPAREL & LUXURY GOODS (0.7%)
Coach                                                   47,997              1,580,061
Nike Cl B                                               53,138              3,438,029
VF                                                      19,467(g)           1,409,995
                                                                      ---------------
Total                                                                       6,428,085
-------------------------------------------------------------------------------------

THRIFTS & MORTGAGE FINANCE (0.2%)
People's United Financial                               94,327(g)           1,467,728
-------------------------------------------------------------------------------------

TOBACCO (1.1%)
Altria Group                                           446,561              7,953,251
Lorillard                                               37,660              2,798,138
                                                                      ---------------
Total                                                                      10,751,389
-------------------------------------------------------------------------------------

TRADING COMPANIES & DISTRIBUTORS (--%)
Fastenal                                                    23(g)                 890
-------------------------------------------------------------------------------------

WIRELESS TELECOMMUNICATION SERVICES (0.4%)
Sprint Nextel                                          933,158(b)           3,685,974
-------------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $956,509,960)                                                     $941,425,521
-------------------------------------------------------------------------------------





EQUITY-LINKED NOTES (0.4%)(j)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
Lehman Brothers Holdings
 Sr Unsecured
 09-14-08                            53.51%          $14,844,000(b,d,f,h)  $1,757,682
 10-02-08                            39.50            14,844,000(b,d,f,h)   2,176,353
-------------------------------------------------------------------------------------
TOTAL EQUITY-LINKED NOTES
(Cost: $29,688,000)                                                        $3,934,035
-------------------------------------------------------------------------------------






See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
12  TRI-CONTINENTAL CORPORATION -- 2009 QUARTERLY REPORT

--------------------------------------------------------------------------------

MONEY MARKET FUND (0.3%)
                                                       SHARES                VALUE(a)
RiverSource Short-Term Cash Fund, 0.28%               2,655,700(k)         $2,655,700
-------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $2,655,700)                                                         $2,655,700
-------------------------------------------------------------------------------------



INVESTMENTS OF CASH COLLATERAL RECEIVED
FOR SECURITIES ON LOAN (13.1%)
                                                       SHARES                VALUE(a)

CASH COLLATERAL REINVESTMENT FUND (8.9%)
JPMorgan Prime Money Market Fund                     83,622,218           $83,622,218
-------------------------------------------------------------------------------------




                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)

ASSET-BACKED COMMERCIAL PAPER (1.7%)
Belmont Funding LLC
 10-06-09                            0.52%           $3,999,596            $3,999,596
Ebbets Funding LLC
 10-06-09                            0.47             3,999,634             3,999,634
Rhein-Main Securitisation
 10-20-09                            0.32             4,998,889             4,998,889
Tasman Funding
 10-23-09                            0.30             2,999,250             2,999,250
                                                                      ---------------
Total                                                                      15,997,369
-------------------------------------------------------------------------------------

CERTIFICATES OF DEPOSIT (2.0%)
Banco Espirito Santo e Comm London
 10-06-09                            0.30             5,000,000             5,000,000
Dexia Credit Local du France
 10-09-09                            0.42             3,999,347             3,999,347
Monte de Paschi
 11-02-09                            0.40             5,000,000             5,000,000
Raiffeisen Zentralbank Oest Vienna
 10-05-09                            0.29             5,000,000             5,000,000
                                                                      ---------------
Total                                                                      18,999,347
-------------------------------------------------------------------------------------

COMMERCIAL PAPER (0.5%)
KBC Financial Products
 11-02-09                            0.48             4,997,691             4,997,691
-------------------------------------------------------------------------------------

TOTAL INVESTMENTS OF CASH COLLATERAL RECEIVED FOR SECURITIES ON LOAN
(Cost: $123,616,625)                                                     $123,616,625
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $1,112,470,285)(l)                                              $1,071,631,881
=====================================================================================




INVESTMENTS IN DERIVATIVES


FUTURES CONTRACTS OUTSTANDING AT SEPT. 30, 2009



                         NUMBER OF                                        UNREALIZED
CONTRACT                 CONTRACTS        NOTIONAL       EXPIRATION      APPRECIATION
DESCRIPTION            LONG (SHORT)     MARKET VALUE        DATE        (DEPRECIATION)
--------------------------------------------------------------------------------------
S&P 500 Index                3             $789,675       Dec. 2009            $11,727



NOTES TO PORTFOLIO OF INVESTMENTS


(a) The Fund adopted Financial Accounting Standards Board (FASB) Staff Position FAS 157-4, "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly" (FSP 157-4), on June 30, 2009. FSP 157-4 provides guidance on estimating the fair value of an investment when the trade volume and level of activity for the investment have significantly decreased relative to historical levels. FSP 157-4 requires funds to disclose in interim and annual periods the inputs and valuation techniques used to measure fair value and any changes in valuation

--------------------------------------------------------------------------------
                        TRI-CONTINENTAL CORPORATION -- 2009 QUARTERLY REPORT  13

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
     inputs or techniques. In addition, investments shall be disclosed by major category. There was no impact to the Fund's net assets or results of operations upon adoption. This disclosure can be found as part of the Fair Value Measurements disclosure in the Portfolio of Investments.

     All securities are valued at the close of each business day of the NYSE. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued by an independent pricing service using an evaluated bid. When market quotes are not readily available, the pricing service, in determining fair values of debt securities, takes into consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. The procedures adopted by the Board of Directors (the Board) generally contemplate the use of fair valuation in the event that price quotations or valuations are not readily available, price quotations or valuations from other sources are not reflective of market value and thus deemed unreliable, or a significant event has occurred in relation to a security or class of securities (such as foreign securities) that is not reflected in price quotations or valuations from other sources. A fair value price is a good faith estimate of the value of a security at a given point in time.

     Many securities markets and exchanges outside the U.S. close prior to the close of the NYSE and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE, including significant movements in the U.S. market after foreign exchanges have closed. Accordingly, in those situations, Ameriprise Financial, Inc. (Ameriprise Financial), parent company of RiverSource Investments, LLC (RiverSource Investments or the Investment Manager), as administrator to the Corporation, will fair value foreign securities pursuant to procedures adopted by the Board, including utilizing a third party pricing service to determine these fair values. These procedures take into account multiple factors, including movements in the U.S. securities markets, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE.

     Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates. Typically, those maturing in 60 days or less that originally had maturities of more than 60 days at acquisition date are valued at amortized cost using the market value on the 61(st) day before maturity. Short-term securities maturing in 60 days or less at acquisition date are valued at amortized cost. Amortized cost is an approximation of market value. Investments in money market funds are valued at net asset value.

(b) Non-income producing. For long-term debt securities, item identified is in default as to payment of interest and/or principal.

(c) Foreign security values are stated in U.S. dollars. At Sept. 30, 2009, the value of foreign securities, excluding short-term securities, represented 1.2% of net assets.


--------------------------------------------------------------------------------
14  TRI-CONTINENTAL CORPORATION -- 2009 QUARTERLY REPORT

--------------------------------------------------------------------------------

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security may be determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Sept. 30, 2009, the value of these securities amounted to $3,934,035 or 0.4% of net assets.

(e) At Sept. 30, 2009, investments in securities included securities valued at $1,794,150 that were partially pledged as collateral to cover initial margin deposits on open stock index futures contracts.

(f)  This position is in bankruptcy.

(g)  At Sept. 30, 2009, security was partially or fully on loan.

(h) Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at Sept. 30, 2009 was $3,934,035, representing 0.4% of net assets. Information concerning such security holdings at Sept. 30, 2009 is as follows:

                                          ACQUISITION
     SECURITY                                DATES             COST
     -----------------------------------------------------------------
     Lehman Brothers Holdings
       Sr Unsecured
       53.51% 2008                          03-07-08       $14,844,000
       39.50% 2008                          03-26-08        14,844,000


(i)  Restricted security.

(j) Equity-Linked Notes (ELNs) are notes created by a counterparty, typically an investment bank, that may bear interest at a fixed or floating rate. At maturity, the notes must be exchanged for an amount based on the value of one or more equity securities of third party issuers or the value of an index. The exchanged value may be limited to an amount less than the actual value of the underlying stocks or value of an index at the maturity date. Any difference between the exchange amount and the original cost of the notes will be a gain or loss.

(k) Affiliated Money Market Fund -- The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of funds in the RiverSource Family of Funds and other institutional clients of RiverSource Investments. The rate shown is the seven-day current annualized yield at Sept. 30, 2009.

(l) At Sept. 30, 2009, the cost of securities for federal income tax purposes was approximately $1,112,470,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                         $95,862,000
     Unrealized depreciation                        (136,700,000)
     -----------------------------------------------------------
     Net unrealized depreciation                    $(40,838,000)
     -----------------------------------------------------------


The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.



--------------------------------------------------------------------------------
                        TRI-CONTINENTAL CORPORATION -- 2009 QUARTERLY REPORT  15

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

FAIR VALUE MEASUREMENTS


Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

     - Level 1 -- Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

     - Level 2 -- Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

     - Level 3 -- Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Fund evaluates and determines whether those closing prices reflect fair value at the close of the New York Stock Exchange (NYSE) or require adjustment, as described in Note (a) to the Portfolio of Investments.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as

--------------------------------------------------------------------------------
16  TRI-CONTINENTAL CORPORATION -- 2009 QUARTERLY REPORT

--------------------------------------------------------------------------------

Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund's investments as of Sept. 30, 2009:

                                                FAIR VALUE AT SEPT. 30, 2009
                             -----------------------------------------------------------------
                                  LEVEL 1          LEVEL 2
                               QUOTED PRICES        OTHER          LEVEL 3
                                 IN ACTIVE       SIGNIFICANT     SIGNIFICANT
                                MARKETS FOR       OBSERVABLE    UNOBSERVABLE
DESCRIPTION                  IDENTICAL ASSETS       INPUTS         INPUTS            TOTAL
----------------------------------------------------------------------------------------------
Equity Securities
  Common Stocks
    Capital Markets              $41,615,837             $--     $1,622,679        $43,238,516
    All Other
     Industries(a)               898,187,005              --             --        898,187,005
----------------------------------------------------------------------------------------------
Total Equity Securities          939,802,842              --      1,622,679        941,425,521
----------------------------------------------------------------------------------------------
Other
  Equity-Linked Notes                     --       3,934,035             --          3,934,035
  Affiliated Money Market
    Fund(b)                        2,655,700              --             --          2,655,700
  Investments of Cash
    Collateral Received
    for Securities on
    Loan(c)                       83,622,218      39,994,407             --        123,616,625
----------------------------------------------------------------------------------------------
Total Other                       86,277,918      43,928,442             --        130,206,360
----------------------------------------------------------------------------------------------
Investments in Securities      1,026,080,760      43,928,442      1,622,679      1,071,631,881
Other Financial
  Instruments(d)                      11,727              --             --             11,727
----------------------------------------------------------------------------------------------
Total                         $1,026,092,487     $43,928,442     $1,622,679     $1,071,643,608
----------------------------------------------------------------------------------------------


(a) All industry classifications are identified in the Portfolio of Investments.
(b) Money market fund that is a sweep investment for cash balances in the Fund at Sept. 30, 2009.
(c) Asset categories for Investments of Cash Collateral are identified in the Portfolio of Investments.
(d) Other Financial Instruments are derivative instruments, which are valued at the unrealized appreciation (depreciation) on the instrument. Derivative descriptions are located in the Investments in Derivatives section of the Portfolio of Investments.


--------------------------------------------------------------------------------
                        TRI-CONTINENTAL CORPORATION -- 2009 QUARTERLY REPORT  17

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

The following table is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

                                                        COMMON
                                                        STOCKS
----------------------------------------------------------------
Balance as of Dec. 31, 2008                           $1,893,126
  Accrued discounts/premiums                                  --
  Realized gain (loss)                                        --
  Change in unrealized appreciation
    (depreciation)*                                     (270,447)
  Net purchases (sales)                                       --
  Transfers in and/or out of Level 3                          --
----------------------------------------------------------------
Balance as of Sept. 30, 2009                          $1,622,679
----------------------------------------------------------------


* Change in unrealized appreciation (depreciation) relating to securities held at Sept. 30, 2009 was $(270,447).


--------------------------------------------------------------------------------
18  TRI-CONTINENTAL CORPORATION -- 2009 QUARTERLY REPORT

Item 2. Control and Procedures.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certification for the Registrant's principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Tri-Continental Corporation
(Registrant)


By /s/ Patrick T. Bannigan
   ---------------------------------
   Patrick T. Bannigan
   President and Principal Executive Officer

Date November 25, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By /s/ Patrick T. Bannigan
   ---------------------------------
   Patrick T. Bannigan
   President and Principal Executive Officer

Date November 25, 2009


By /s/ Jeffrey P. Fox
   ---------------------------------
   Jeffrey P. Fox
   Treasurer and Principal Financial Officer

Date November 25, 2009